Description of Business - Additional Information (Detail)			1 Months Ended					12 Months Ended
	Dec. 31, 2013 Vessel	Dec. 31, 2013 Semi Refrigerated Vessel	Dec. 20, 2013 Semi Refrigerated Ethylene [Member] m3	Jul. 18, 2013 Semi Refrigerated Ethylene [Member] m3	Apr. 25, 2012 Semi Refrigerated Ethylene [Member] m3	Dec. 31, 2013 Semi Refrigerated Ethylene [Member] Vessel	Dec. 31, 2013 Fully Refrigerated Vessel	Dec. 31, 2013 Minimum m3	Dec. 31, 2013 Maximum m3
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated	23	17				5	6
Gas carrier cargo capacity			35,000	21,000	21,000			20,600	22,100